EARNINGS PER SHARE (EPS) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 29, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 30, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
Earnings per share
Net income	$ 3,290,000	$ 2,886,000	$ 3,312,000	$ 2,641,000	$ 1,569,000	$ 2,462,000	$ 3,190,000	$ 1,078,000	$ 12,129,000	$ 8,299,000	$ 4,259,000
Weighted-average common shares outstanding (in shares)	8,689,000	8,730,000	8,603,000	8,281,000	8,334,000	8,308,000	8,207,000	7,996,000	8,541,000	8,219,000	7,834,000
Effect of dilutive stock options and restricted stock awards (in shares)									614,000	346,000	279,000
Weighted-average common shares outstanding-diluted (in shares)	9,231,000	9,248,000	9,136,000	8,854,000	8,959,000	8,720,000	8,530,000	8,244,000	9,155,000	8,565,000	8,113,000
Earnings per share:
Basic (in dollars per share)	$ 0.38	$ 0.33	$ 0.38	$ 0.32	$ 0.19	$ 0.30	$ 0.39	$ 0.13	$ 1.42	$ 1.01	$ 0.54
Diluted (in dollars per share)	$ 0.36	$ 0.31	$ 0.36	$ 0.30	$ 0.18	$ 0.28	$ 0.37	$ 0.13	$ 1.32	$ 0.97	$ 0.52
Stock options
Anti-dilutive securities excluded from the computation of earnings per share
Number of awards excluded from calculation of dilutive potential common shares (in shares)									114,600	322,200	314,500